CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Income before taxation for the period		$ 26,160	$ 10,776	$ 4,130	$ 36,936	$ 12,367
Adjustment for:
– Interest expense (net)		551	599	797	1,150	1,554
– Depreciation, depletion and amortisation	[1]	(348)	6,295	8,223	5,947	14,119
– Exploration well write-offs		189	79	108	268	244
– Net (gains)/losses on sale and revaluation of non-current assets and businesses		(334)	(193)	55	(527)	(2,018)
– Share of (profit)/loss of joint ventures and associates	[2]	(2,031)	303	(1,114)	(1,728)	(2,108)
– Dividends received from joint ventures and associates		1,245	926	782	2,171	1,361
– (Increase)/decrease in inventories		(6,833)	(4,914)	(2,495)	(11,747)	(5,921)
– (Increase)/decrease in current receivables		(4,066)	(10,005)	(4,080)	(14,071)	(10,909)
– Increase/(decrease) in current payables		6,656	7,495	5,016	14,150	10,881
– Derivative financial instruments		(1,779)	3,495	2,173	1,716	2,358
– Retirement benefits		123	247	47	370	156
– Decommissioning and other provisions		571	(9)	(124)	562	(46)
– Other	[3]	1,706	1,876	561	3,582	1,145
Tax paid		(3,155)	(2,155)	(1,465)	(5,310)	(2,274)
Cash flow from operating activities		18,655	14,815	12,617	33,470	20,910
Capital expenditure		(6,677)	(4,237)	(4,232)	(10,914)	(8,117)
Investments in joint ventures and associates		(264)	(755)	(115)	(1,019)	(184)
Investments in equity securities		(83)	(72)	(36)	(156)	(57)
Proceeds from sale of property, plant and equipment and businesses		783	557	1,162	1,340	4,268
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		51	138	4	190	279
Proceeds from sale of equity securities		4	12	108	16	139
Interest received		160	92	110	252	209
Other investing cash inflows		293	753	799	1,046	1,510
Other investing cash outflows		(474)	(762)	(746)	(1,236)	(1,583)
Cash flow from investing activities		(6,207)	(4,273)	(2,946)	(10,481)	(3,535)
Net increase/(decrease) in debt with maturity period within three months		640	131	(34)	772	79
Other debt:
– New borrowings		35	101	57	135	166
– Repayments		(2,531)	(2,541)	(3,901)	(5,072)	(9,607)
Interest paid		(1,090)	(657)	(1,162)	(1,747)	(1,968)
Derivative financial instruments		(828)	(483)	(57)	(1,311)	(506)
Change in non-controlling interest		2	3	0	5	15
Cash dividends paid to:
– Shell plc shareholders	[4]	(1,851)	(1,950)	(1,310)	(3,802)	(2,602)
– Non-controlling interest		(63)	(47)	(140)	(110)	(265)
Repurchases of shares		(5,541)	(3,472)	0	(9,013)	(216)
Shares held in trust: net sales/(purchases) and dividends received		78	(103)	(2)	(25)	(65)
Cash flow from financing activities		(11,150)	(9,019)	(6,550)	(20,168)	(14,970)
Effects of exchange rate changes on cash and cash equivalents		(688)	(134)	(2)	(822)	(130)
Increase/(decrease) in cash and cash equivalents		609	1,389	3,119	1,999	2,275
Cash and cash equivalents at beginning of period		38,360	36,970	30,985	36,970	31,830
Cash and cash equivalents at end of period		$ 38,970	$ 38,360	$ 34,104	$ 38,970	$ 34,104

[1]	See Note 8 “Impairments and reversals of impairments”.
[2]	See Note 9 “Withdrawal from Russian oil and gas activities”.
[3]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[4]	Cash dividends paid represents the payment of net dividends (after deduction of withholding taxes where applicable) and payment of withholding taxes on dividends paid in the previous quarter.